Dreyfus International Funds, Inc. (the "Registrant")

Dreyfus Emerging Markets Fund (the "Fund")

(Class A, C, I, Y and T Shares)

Incorporated herein by reference is the Fund's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 17, 2017 (SEC Accession No. 0000897469-17-000013).